Other Information (Schedule OF Other Current Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Information [Abstract]
Interest rate swap - current portion	$ 76,939
Redeemable noncontrolling interest	60,950
Total other current liabilities	$ 137,889	$ 0